Average Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio
Apr. 29, 2023
Select Telecommunications Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(16.99%)
Past 5 years	1.51%
Past 10 years	5.66%
Select Telecommunications Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.40%)
Past 5 years	(0.26%)
Past 10 years	3.90%
Select Telecommunications Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.91%)
Past 5 years	1.25%
Past 10 years	4.45%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXYR4
Average Annual Return:
Past 1 year	(16.27%)
Past 5 years	(0.73%)
Past 10 years	3.98%